Cover	Apr. 10, 2024
Cover [Abstract]
Entity Registrant Name	DAIS CORPORATION
Entity Central Index Key	0001125699
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 10, 2024
Entity File Number	000-53554
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	14-1760865
Entity Address Address Line 1	11552 Prosperous Drive
Entity Address City Or Town	Odessa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33556
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false